Long-Term Debt (Schedule of Fair Value of Derivative Instruments) (Details) (Interest Rate Swap [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Member]
Fair value of derivative instruments
Interest rate swap contracts	$ 0.7	$ 2.5
Other Long-term Liabilities [Member]
Fair value of derivative instruments
Interest rate swap contracts	$ 0.9	$ 1.9